ORGANIZATION AND NATURE OF BUSINESS (Details Narrative)																			3 Months Ended						12 Months Ended
	Jan. 29, 2024 USD ($)	Jan. 23, 2024 shares	Jan. 19, 2024 USD ($) $ / shares shares	Jan. 18, 2024 shares	Jan. 10, 2024 USD ($)	Dec. 12, 2023 Integer $ / shares	Dec. 06, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Nov. 16, 2023 USD ($)	Nov. 14, 2023 shares	Oct. 09, 2023	Jan. 26, 2023 shares	Sep. 28, 2022 USD ($) $ / shares shares	Jun. 15, 2022 shares	Jun. 14, 2022	May 01, 2022 shares	Sep. 16, 2019 shares	Aug. 23, 2019 USD ($) shares	Jan. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Jan. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Jan. 30, 2024 USD ($)	Jan. 22, 2024 USD ($)	Jul. 26, 2023 USD ($)	Dec. 05, 2022 USD ($)	Oct. 03, 2022 $ / shares	Jun. 17, 2022 USD ($)	Jun. 21, 2021	Apr. 30, 2021 USD ($)	Feb. 10, 2020
Impaired of intangible assets and goodwill amount | $																										$ 3,486,599
Reverse stock split															1-for-10 reverse stock split					1 for 40 reverse split
Stockholders equity | $																			$ 4,045,326	$ (14,397,643)	$ (18,369,272)	$ 11,700,000	$ 37,141,015	$ 47,773,360	$ (18,613,761)	$ 32,511,932		$ 4,045,326						$ (18,450,744)
Cash investments | $																											$ 16,500,000	$ 16,500,000		$ 500,000
Shares, issued																6,063,145				1,844,506					151,579
Consulting fees | $								$ 127,500
Discretionary compensation | $								$ 127,500
Common stock, shares isued																			20,572,447						13,543,155	4,194,836
Debt instrument, face amount | $																									$ 0	$ 13,200,000						$ 13,200,000
Warrants, issued							4,972,203
Warrants, exercise price | $ / shares							$ 0.001																								$ 0.221
Bit price | $ / shares						$ 1.00
Threshold consecutive trading days | Integer						30
Common stock, par value | $ / shares																			$ 0.001						$ 0.001	$ 0.001
Common stock warrants aggregate amount | $																									$ 2,344,529	$ 33,752,623
Shares, issued		200,000																			189,718
Shares, issued for services		200,000										6,000								13,707
Impact of israel and hamas conflict, description											the Central Bank of Israel announced its intent to sell up to $30 billion order to protect the New Israeli Shekel (“NIS”) from collapse, however despite the foregoing announcement the NIS weakened to approximately 3.92 NIS for one US dollar as of the same day. In addition, on October 9, 2023, the Tel Aviv-35 stock index of blue-chip companies dropped by 6.4% whereas the benchmark TA-125 index fell by 6.2%.
New Warrant [Member]
Warrants, issued							4,972,203
Warrants, exercise price | $ / shares							$ 0.294
New Warrant Shares [Member]
Warrants, issued							9,944,406
Proceeds from Warrant Exercises | $							$ 1,461,827.68
Agile Capital Funding [Member]
Debt instrument, face amount | $					$ 1,460,000				$ 693,500
Proceeds from sale of loans receivable | $					1,000,000				450,000
Debt instrument periodic payment | $					$ 52,142.86				$ 28,895.83
Cedar Advance L L C [Member]
Debt instrument, face amount | $	$ 1,183,200
Proceeds from sale of loans receivable | $	752,000
Debt instrument periodic payment | $	$ 39,440
Consulting Fee Compensation [Member]
Common stock, shares isued										160,338
Discretionary Compensation [Member]
Common stock, shares isued										64,134
September 2022 Five Year Warrants [Member]
Warrants, issued							1,410,151
Warrants, exercise price | $ / shares							$ 3.546
September 2022 Seven And Half Year Warrants [Member]
Warrants, issued							3,109,563
Warrants, exercise price | $ / shares							$ 3.546
January 2023 Warrants [Member]
Warrants, issued							452,489
Common Stock [Member]
Stockholders equity | $																			$ 20,572	$ 2,373	$ 528		$ 331	$ 257	$ 13,544	$ 4,195								$ 2,764
Shares, issued																							25,463	26,219	2,067,260
Common stock, shares isued																									338,579
Warrants, exercise price | $ / shares																															$ 0.39
Shares, issued for services																			756,069	13,707	188	150		625	31,000	20,719
Common Stock [Member] | Sapir L L C [Member]
Sale of stock				224,472			224,472
Common Stock [Member] | Sapir L L C [Member]
Shares, issued										224,472
Minimum [Member]
Stockholders equity | $																						$ 2,500,000							$ 2,500,000
Investor [Member]
Shares, issued														1,048,750
Securities Purchase Agreement [Member]
Shares, issued													25,641,024						18,199,644
Warrants, exercise price | $ / shares													$ 0.0004									$ 8.84
Common stock, par value | $ / shares													$ 15.60
Shares, issued for services																			756,069
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shares, issued			6,990,600
Warrants, issued			75,509,400
Warrants, exercise price | $ / shares			$ 0.00001
Securities Purchase Agreement [Member] | Investor [Member]
Shares, issued			2,330,200										1,018,510
Warrants, issued			25,169,800										11,802,002
Warrants, exercise price | $ / shares													$ 0.00001							$ 3.546		$ 0.221
Common stock, par value | $ / shares													$ 0.39
Common stock warrants aggregate amount | $													$ 5,000,000.0
Securities Purchase Agreement [Member] | Investor [Member] | Pre Funded Warrants [Member]
Warrants, issued			25,169,800
Warrants, exercise price | $ / shares			$ 0.00001
Common stock, par value | $ / shares			$ 0.20
Common stock warrants aggregate amount | $			$ 16,500,000
Slinger Bag Americas Inc [Member] | Stock Purchase Agreement [Member]
Number of shares issued for acquisition																		2,000,000
Number of value issued for acquisition | $																		$ 332,239
Sole Shareholder of SBL [Member] | Stock Purchase Agreement [Member]
Number of shares owned																	2,000,000
Lazex Inc [Member] | Stock Purchase Agreement [Member]
Number of shares issued for acquisition																		50,000
Number of shares owned																	50,000
Slinger Bag Americas Inc [Member]
Percentage of ownership																	100.00%	100.00%																	100.00%
Number of shares exchanged																	2,000,000
Sole Shareholder of SBL [Member]
Percentage of ownership																	82.00%
Foundation Sports Systems LLC [Member]
Percentage of ownership																														75.00%
Foundation Sports Systems LLC [Member] | Charles Ruddy [Member]
Percentage of ownership																																	100.00%
Lazex Inc [Member]
Number of shares exchanged																	50,000